Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Reconciliation of Changes in the Fair Value of Available for Sale Financial Assets

	2023	2022
Fair Value, Beginning of Year	55	53
Acquisition	13	—
Changes in Fair Value	63	2
Fair Value, End of Year	131	55

Summary of Unrealized Risk Management Positions
Summary of Risk Management Positions

	2023			2022
	Risk Management			Risk Management
As at December 31,	Asset	Liability	Net	Asset	Liability	Net
Crude Oil, Natural Gas, Condensate and Refined Products	11	19	(8)	2	40	(38)
Power Swap Contracts	2	—	2	1	7	(6)
Renewable Power Contracts	18	—	18	90	—	90
	31	19	12	93	47	46

Summary of Fair Value Hierarchy for Risk Management Assets and Liabilities Carried at Fair Value

As at December 31,	2023	2022
Level 2 – Prices Sourced From Observable Data or Market Corroboration	(6)	(44)
Level 3 – Prices Sourced From Partially Unobservable Data	18	90
	12	46

Reconciliation of Changes in the Fair Value of Cenovus's Risk Management Assets and Liabilities

	2023	2022
Fair Value of Contracts, Beginning of Year	46	(68)
Change in Fair Value of Contracts in Place at Beginning of Year	—	(5)
Change in Fair Value of Contracts Entered Into During the Year	(45)	(1,641)
Fair Value of Contracts Realized During the Year	9	1,762
Unrealized Foreign Exchange Gain (Loss) on U.S. Dollar Contracts	2	(2)
Fair Value of Contracts, End of Year	12	46
Offsetting Financial Assets and Liabilities
Cenovus offsets risk management assets and liabilities when the counterparty, currency and timing of settlement are the same.

Summary of Offsetting Risk Management Positions

	2023			2022
	Risk Management			Risk Management
As at December 31,	Asset	Liability	Net	Asset	Liability	Net
Recognized Risk Management Positions
Gross Amount	71	59	12	153	107	46
Amount Offset	(40)	(40)	—	(60)	(60)	—
Net Amount	31	19	12	93	47	46

Summary of Changes in Inputs to Option Pricing Model, Resulted in Unrealized Gains (Losses) Impacting Earnings Before Income Tax

For the years ended December 31,	2023	2022
Realized (Gain) Loss	9	1,762
Unrealized (Gain) Loss	52	(126)
(Gain) Loss on Risk Management	61	1,636
The impact of the below on the Company’s open risk management positions could have resulted in an unrealized gain (loss) impacting earnings before income tax as follows:

As at December 31, 2023	Sensitivity Range	Increase	Decrease
Power Commodity Price	± C$20.00/MWh (1) Applied to Power Hedges	92	(92)
(1)One thousand kilowatts of electricity per hour (“MWh”).

As at December 31, 2022	Sensitivity Range	Increase	Decrease
WCS and Condensate Differential Price	± US$2.50/bbl Applied to WCS and Differential Hedges Tied to Production	13	(13)
Power Commodity Price	± C$20.00/MWh Applied to Power Hedges	113	(113)
U.S. to Canadian Dollar Exchange Rate	± $0.05 in the U.S. to Canadian Dollar Exchange Rate	14	(17)
In respect of these financial instruments, the impact of changes in the Canadian per U.S. dollar exchange rate would have resulted in a change to the foreign exchange (gain) loss as follows:

As at December 31,	2023	2022
$0.05 Increase in the Canadian per U.S. Dollar Foreign Exchange Rate	197	246
$0.05 Decrease in the Canadian per U.S. Dollar Foreign Exchange Rate	(197)	(246)

Summary of Earnings Impact of (Gain) Loss from Risk Management Positions	changes in WCS forward prices, with fluctuations in all other variables held constant, could have impacted earnings before income tax as follows:

		2023		2022
As at December 31,	Sensitivity Range	Increase	Decrease	Increase	Decrease
WCS Forward Prices	± $10.00 per barrel	(21)	45	(68)	157